Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,174,581	$ 1,184,132
Current maturities	(298,462)	(222,718)
Long-term debt	876,119	961,414
Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	626,150	702,454
Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	420,634	398,178
Borrowing due through 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 83,500
Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 127,797
Bottom of range [member] | Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.81%	1.81%
Bottom of range [member] | Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.54%	0.90%
Bottom of range [member] | Borrowing due through 2017 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.88%
Bottom of range [member] | Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	2.33%
Top of range [member] | Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	5.58%	5.58%
Top of range [member] | Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.04%	2.23%
Top of range [member] | Borrowing due through 2017 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.98%
Top of range [member] | Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	2.58%